NET INVESTMENT IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Jun. 30, 2023
NET INVESTMENT IN DIRECT FINANCING LEASES
Summary of the components of the Jinshang Leasing's net investment in direct financing leases

	June 30, 2023	June 30, 2022
Total minimum lease payments to be received	$113,888,592	$122,893,158
Less: Amounts representing estimated executory costs	—	—
Minimum lease payments receivable	113,888,592	122,893,158
Less: unearned income, representing interest	(3,243,488)	(3,137,139)
Present value of minimum lease receivable	110,645,104	119,756,019
Less: Allowance for uncollectible receivables	(110,645,104)	(119,067,356)
Net investment in direct financing leases	$—	$688,663

Schedule of future minimum lease receipts

	June 30, 2023	June 30, 2022
Within 1 year	$6,030	$332,802
2 years	—	41,764
3 years	38,797	101,782,289
4 years	96,582,534	14,659,311
5 years	11,900,382	6,076,992
6 years	5,360,850	—
Total minimum finance lease receivables	$113,888,592	$122,893,158

Summary of credit quality analysis of finance lease receivables

	June 30, 2023		June 30, 2022
Overdue and credit-impaired	$		$
– Overdue above 90 days		11,302,893		11,746,159
Not yet overdue but credit impaired		99,342,211		107,317,870

Overdue but not credit-impaired
Neither overdue nor impaired		—		691,990

Less: Allowances for impairment losses		(110,645,104)		(119,067,356)
Net investment in direct financing leases, end of year		$—		$688,663

Schedule of allowance on financial guarantee

	June 30, 2023	June 30, 2022
Allowance for uncollectible receivables at the beginning of year	$119,067,356	$121,442,109
(Reversal of Provision)for lease payment receivables	(1,755,062)	(25,971)
Provision for lease payment receivables	—	2,284,032
Effect of foreign currency translation	(6,667,190)	(4,632,814)
Allowance for uncollectible receivables at the end of year	$110,645,104	$119,067,356

	June 30, 2023	June 30, 2022
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	$110,645,104	$119,064,028
Collectively evaluated for impairment	—	3,328
Ending balance	$110,645,104	$119,067,356

Minimum lease payments receivable
Individually evaluated for impairment	$110,645,104	$119,064,028
Collectively evaluated for impairment	3,243,488	3,829,130
Ending balance	$113,888,592	$122,893,158

Summary of risk classification of direct financing lease receivables

	June 30, 2023	June 30, 2022
Normal	$3,243,488	$3,829,130
Abnormal	110,645,104	119,064,028
Total	$113,888,592	$122,893,158